Note 5 - Long-term Debt - Debt Repayment Requirements (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
2019	$ 3,702
2020	3,217
2021	5,518
2022	395,197
2023
Thereafter	10,200
Total	$ 417,834	$ 332,633